Shareholders' Equity (Details Narrative) - USD ($)					1 Months Ended								12 Months Ended
	Sep. 23, 2020	Jul. 02, 2020	Jun. 24, 2020	May 09, 2019	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 24, 2020	Sep. 22, 2020
Common stock par value					$ 0.0001								$ 0.0001	$ 0.0001
Number of common stock shares issued, value													$ 350,000	$ 840,693
Stock price					$ 8.61								$ 8.61
Exercise of options, shares													6,350
Proceeds from stock options exercised													$ 20,000
Common Stock [Member]
Issuance of shares of common stock													45,876	140,171
Number of common stock shares issued, value													$ 5	$ 14
Conversion of convertible loans, shares													67,369
Exercise of options, shares													6,350
Securities Purchase Agreement [Member]
Sale of stock, value						$ 150,000	$ 150,000
Sale of stock			69,332			19,662	19,662
Sale of stock, price			$ 7.63
Conversion of convertible loans, shares		67,369
Stock price			$ 8.4
Securities Purchase Agreement [Member] | Medigus [Member]
Issuance of shares of common stock	3,277
Sale of stock, value	$ 100,000
Sale of stock	13,107
Stock price	$ 7.63
Securities Purchase Agreement [Member] | Medigus [Member] | Maximum [Member]
Additional investment amount	$ 25,000
Accredited Investors [Member]
Issuance of shares of common stock									31,747	15,874	35,717	19,050
Common stock par value									$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock shares issued, value									$ 200,000	$ 100,000	$ 225,000	$ 120,000
Accredited Investors [Member] | Subscription Agreement [Member]
Issuance of shares of common stock								11,905
Common stock par value								$ 0.0001
Number of common stock shares issued, value								$ 100,000
Warrants to purchase shares of common stock								11,905
Warrant exercise price								$ 84
Accredited Investors One [Member]
Issuance of shares of common stock									10,004	7,937
Common stock par value									$ 0.0001	$ 0.0001
Number of common stock shares issued, value									$ 84,034	$ 50,000
Warrants to purchase shares of common stock									10,004
Warrant exercise price									$ 84
Accredited Investors Two [Member]
Issuance of shares of common stock										7,937
Common stock par value										$ 0.0001
Number of common stock shares issued, value										$ 66,666
Warrants to purchase shares of common stock										7,937
Warrant exercise price										$ 84
Investor [Member] | Securities Purchase Agreement [Member]
Warrant exercise price				$ 8.40
Sale of stock, value				$ 100,000
Sale of stock				13,107
Sale of stock, price				$ 7.63
Warrants description				Unit consists of (i) one share of Common Stock and (ii) one warrant to purchase one share of Common Stock with an exercise price of $8.40 for a period of 36 months following the issuance date. The shares of Common Stock were issued on July 2, 2020.
Board of Directors Chairman [Member]
Warrants to purchase shares of common stock															28,572	28,572
Two Directors [Member] | 2018 Equity Incentive Plan [Member]
Exercise of options, shares					6,350
Proceeds from stock options exercised					$ 20,000
Two Directors [Member] | 2018 Equity Incentive Plan [Member] | Common Stock [Member]
Issuance of shares of common stock					6,350